Related Party Transactions - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivables	¥ 0	¥ 0	¥ 0
TencentGroup [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivables	971,000,000	651,000,000
Revenue recognized	¥ 0	¥ 0